Non-current assets - property, plant and equipment (Details) $ in Thousands	6 Months Ended
Dec. 31, 2023 USD ($)
Plant and equipment [Abstract]
Plant and equipment	$ 465
Reconciliation of written down [Abstract]
Opening balance	522
Additions	3
Depreciation expense	(60)
Closing balance	465
At Cost [Member]
Plant and equipment [Abstract]
Plant and equipment	632
Reconciliation of written down [Abstract]
Opening balance	629
Closing balance	632
Accumulated Depreciation [Member]
Plant and equipment [Abstract]
Plant and equipment	(167)
Reconciliation of written down [Abstract]
Opening balance	(107)
Closing balance	$ (167)